OTHER LIABILITIES	12 Months Ended
Dec. 31, 2020
OTHER LIABILITIES
OTHER LIABILITIES	17. OTHER LIABILITIES

	Note	2020	2019
Defined benefit plans	26	$196.1	$125.5
Future conditional adjustments	27	17.6	53.1
Other		38.9	48.1
		$252.6	$226.7